Regulatory Matters (Details) - CAD ($) $ in Millions	1 Months Ended
	Feb. 28, 2026	Jun. 30, 2026	Dec. 31, 2025
Public Utilities, General Disclosures [Line Items]
Regulatory liability		$ 4,458	$ 4,262
Depreciation Rates
Public Utilities, General Disclosures [Line Items]
Regulatory liability		$ 130
General Rate Application | ACC | UNS Gas Inc.
Public Utilities, General Disclosures [Line Items]
Approved ROE	9.61%
Approved equity component of capital structure	56.00%
Approved return on equity, allowable range	0.0050